Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Shareholders Equity [Abstract]
SHAREHOLDERS' EQUITY

16.	SHAREHOLDERS' EQUITY

The shareholders' equity structure as at 31 December 2018 was presented after giving retroactive effect to the reorganization of the Company that was completed on 31 December 2018. Immediately before and after reorganization, the Company, together with its wholly-owned subsidiaries, were effectively controlled by the same shareholders; therefore, for accounting purposes, the reorganization was accounted for as a recapitalization.

Guardforce AI has authorized 50,000,000 shares ordinary shares with a par value of $0.001 each. As at 30 June 2019, 50,000,000 ordinary shares were issued and outstanding, at par value, equivalent to share capital of $50,000. As at 30 June 2019 and 31 December 2018, the subscription receivable for these shares was $50,000.

16.	SHAREHOLDERS' EQUITY

The shareholders' equity structure as of 31 December 2018 and 2017 are presented after giving retroactive effect to the reorganization of the Company that was completed on 31 December 2018. Immediately before and after reorganization, the Company, together with its wholly-owned subsidiaries, were effectively controlled by the same shareholders; therefore, for accounting purposes, the reorganization was accounted for as a recapitalization.

Guardforce AI has authorized 50,000,000 shares ordinary shares with a par value of $0.001 each. As of 31 December 2018, 50,000,000 ordinary shares were issued at par value, equivalent to share capital of $50,000, which was outstanding as of the issuance date of the financial statements. As of 31 December 2018 and 2017, the subscription receivable for these shares was $50,000.